Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Investments, All Other Investments [Abstract]
Foreign Exchange Forward Contracts Representing Commitments to Buy and Sell Various Foreign Currencies

At December 31, 2018, the Company had outstanding foreign exchange forward contracts representing commitments to buy and sell various foreign currencies. Significant commitments are as follows:

	For Canadian dollars				For U.S. dollars
Buy (Sell)	U.S. dollar amount	Weighted average rate	Euro amount	Weighted average rate	Peso amount	Weighted average rate
2019	230	1.32032	15	1.56777	5,240	0.04848
2019	(1,030)	0.77436	(14)	0.64273	—	—
2020	18	1.29662	1	1.55732	2,676	0.04681
2020	(466)	0.77365	—	—	—	—
2021	1	1.26809	—	—	855	0.04273
2021	(174)	0.78498	—	—	—	—
2022	1	1.30510	—	—	—	—
2022	(64)	0.78373	—	—	—	—
2023	(18)	0.77541	—	—	—	—

	(1,502)		2		8,771

	For euros
Buy (Sell)	U.S. dollar amount	Weighted average rate	GBP amount	Weighted average rate	Czech koruna amount	Weighted average rate
2019	183	0.85595	14	1.12128	4,039	0.03816
2019	(142)	1.17649	(22)	0.85495	—	—
2020	93	0.83001	8	1.11351	2,361	0.03836
2020	(47)	1.20790	(11)	0.88525	—	—
2021	27	0.79816	—	—	491	0.03729
2021	(18)	1.28271	(6)	0.92098	—	—
2022	9	0.76479	—	—	—	—
2022	(1)	1.31155	—	—	—	—

	104		(17)		6,891

Schedule of Company's Financial Assets and Liabilities

The Company’s financial assets and liabilities consist of the following:

	2018	2017 [As Adjusted – Note 2]
Financial assets
Cash and cash equivalents	$684	$726
Restricted cash equivalents	118	113
Accounts receivable	6,548	6,695
Severance investments	3	4
Long-term receivables included in other assets [note 14]	198	204
Financial assets held for sale [note 3]
Accounts receivable held for sale	258	—
Severance investments held for sale	1	—
Long-term receivables held for sale	—	—

	$7,810	$7,742

Financial liabilities
Bank indebtedness [note 17]	$35	$9
Commercial paper [note 17]	1,063	250
Long-term debt (including portion due within one year)	3,285	3,303
Accounts payable	6,094	6,283
Financial liabilities held for sale [note 3]
Accounts payable held for sale	226	—

	$10,703	$9,845

Derivatives designated as effective hedges, measured at fair value
Foreign currency contracts
Prepaid expenses and other	$25	$55
Other assets	9	46
Other accrued liabilities	(61)	(32)
Other long-term liabilities	(40)	(17)

	$(67)	$52

Derivative Foreign Currency Contracts at Gross Fair Value and Unrecognized Impacts of Master Netting Arrangements

The following table shows the Company’s derivative foreign currency contracts at gross fair value as reflected in the consolidated balance sheets and the unrecognized impacts of master netting arrangements:

	Gross amounts presented in consolidated balance sheets	Gross amounts not offset in consolidated balance sheets	Net amounts
December 31, 2018
Assets	$34	$33	$1
Liabilities	$(101)	$(33)	$(68)
December 31, 2017
Assets	$101	$47	$54
Liabilities	$(49)	$(47)	$(2)